CONTRACTUAL OBLIGATIONS AND RIGHTS (Tables)	6 Months Ended
Jun. 30, 2026
Contractual Obligations and Rights [Abstract]
Schedule of contractual obligations by maturities	As of 30 June 2026, TORM had contractual obligations regarding scrubber installations and other minor commitments.

	30 June	30 June	31 December
USDm	2026	2025	2025
Second-hand vessels commitments:
Within one year	90.9	—	126.0
Between one and two years	129.6	—	—
Between two and three years	43.2	—	—
Total	263.7	—	126.0

Committed scrubber installations and other minor investments
Within one year	6.0	8.5	6.4
Between one and two years	1.5	—	1.1
Between two and three years	—	2.0	0.9
Between three and four years	—	2.0	0.9
Total	7.5	12.5	9.3

Schedule of contractual rights	As of 30 June 2026, TORM has contractual rights to receive future payments as lessor of vessels on time charter.

	30 June	30 June	31 December
USDm	2026	2025	2025

Charter hire income for vessels - as lessor
Received within one year	73.7	51.1	53.9
Received between one and two years	28.6	25.1	31.2
Received between two and three years	8.7	—	9.2
Total	111.0	76.2	94.3